Summary of Significant Accounting Policies (Details) - Schedule of Potentially Dilutive Shares - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Potentially Dilutive Shares [Line Items]
Potentially dilutive shares	1,417,669	433,430	433,429	433,429
Stock options [Member]
Schedule of Potentially Dilutive Shares [Line Items]
Potentially dilutive shares	26,850	28,850	28,849	28,849
Warrants [Member]
Schedule of Potentially Dilutive Shares [Line Items]
Potentially dilutive shares	1,390,819	404,580	404,580	404,580